Subsequent Events (Details) - USD ($)																	3 Months Ended		6 Months Ended	12 Months Ended
	May 10, 2022	Apr. 27, 2022	Apr. 18, 2022	Apr. 06, 2022	Apr. 01, 2022	Mar. 18, 2022	Mar. 17, 2022	Feb. 14, 2022	Jan. 07, 2022	Dec. 30, 2021	Nov. 10, 2021	Oct. 18, 2021	Jun. 23, 2021	Mar. 25, 2021	Mar. 23, 2021	Feb. 01, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020	Jan. 05, 2022	Apr. 25, 2020
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)													637,953				1,720,000				2,151,204
Debt Instrument, Face Amount										$ 1,000,000													$ 460,000
Class of Warrant or Rights, Granted (in Shares)														6,300,000			1,585,000			29,820,000	6,582,382
Proceeds from Issuance of Debt										$ 850,000							$ 675,000	$ 0		$ 0	$ 1,673,406
Debt Instrument, Unamortized Discount																				$ 150,000	$ 756,795
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)											$ 0.75	$ 0.75		$ 0.75
Subsequent Event, Effect of Change in Tax Status			$ 430,000
Warrants and Rights Outstanding, Term												5 years		5 years
(in Dollars per share)																	$ 0.558			$ 0.625	$ 0.00858
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Debt Instrument, Maturity Date, Description								maturity date that is the earlier of (i) six (6) months from the date of execution, or (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE
Debt, Default Interest Rate										18.00%
Common Stock, Par or Stated Value Per Share (in Dollars per share)													$ 0.01				$ 0.01		$ 0.01	$ 0.01	$ 0.01
Debt Conversion, Original Debt, Amount																	$ 0	$ 2,653,795		$ 0	$ 1,633,406
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.25													$ 0.25
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									3,179,650												63,374,555
Debt Instrument, Term										6 months									6 months
Stock Issued During Period, Shares, New Issues (in Shares)															461,358	6,672,000
Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)														$ 0.5
Warrants and Rights Outstanding, Term														5 years
Stock Issued During Period, Shares, New Issues (in Shares)														3,000,000
Series D Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)											$ 0.5	$ 0.5
Stock Issued During Period, Shares, New Issues (in Shares)											1,075,000	2,050,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)	637,036		637,036		168,221	1,720,000
Stock Issued During Period, Value, Other	$ 159,259		$ 159,259			$ 430,000
Debt Instrument, Fee			Commitment Fee Shares can be decreased to 266,280 shares ($66,570) if the Company repays the Note on or prior to their maturity	an aggregate initial commitment fee in the amount of $430,000 in the form of 1,720,000 shares (the “Commitment Fee Shares”) of the Company’s common stock (the “Common Stock”), which Commitment Fee Shares can be decreased to 722,400 shares ($180,000) if the Company repays the Notes on or prior their maturity		Commitment Fee Shares can be decreased to 720,000 shares ($180,000) if the Company repays the Note on or prior its maturity
Debt Instrument, Face Amount	$ 277,777		$ 277,777	$ 750,000		$ 750,000		$ 175,000
Class of Warrant or Rights, Granted (in Shares)	277,777	92,471	277,777	750,000		750,000
Proceeds from Issuance of Debt	$ 250,000		$ 250,000
Debt Instrument, Unamortized Discount	$ 27,777		$ 27,777			$ 75,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.5		$ 0.5			$ 0.5
Warrants and Rights Outstanding, Term		5 years
Proceeds from Notes Payable						$ 675,000	$ 616,250
Common Stock, Par or Stated Value Per Share (in Dollars per share)									$ 0.01
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.25
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									3,179,650
Subsequent Event [Member] | Series C Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		720,000
Stock Issued During Period, Shares, New Issues (in Shares)							411,000
Subsequent Event [Member] | Series D Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)							1,271,000
Accounts Payable [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 500,000
Interest and Penalties [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Conversion, Original Debt, Amount									$ 294,912.56
Diamond Note 2 [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount						$ 235,294
Class of Warrant or Rights, Granted (in Shares)						200,000
Proceeds from Issuance of Debt						$ 200,000
Warrants and Rights Outstanding, Term						5 years
Debt Instrument, Interest Rate, Stated Percentage						10.00%
Debt Instrument, Maturity Date, Description						maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000
Debt, Default Interest Rate						18.00%
Diamond Note 2 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, Other (in Shares)		96,471
(in Dollars per share)			$ 0.5
Diamond Note [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount								175,000
Proceeds from Issuance of Debt								$ 148,750
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt, Default Interest Rate								18.00%
Diamond Note [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount		$ 235,294				$ 235,294
Class of Warrant or Rights, Granted (in Shares)						200,000
Warrants and Rights Outstanding, Term						5 years
Debt Instrument, Interest Rate, Stated Percentage		10.00%				10.00%
Debt Instrument, Maturity Date, Description		maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000				maturity date that is the earlier of (i) April 4, 2022, (ii) the date on which the Company successfully lists its shares of common stock on Nasdaq or NYSE, or (iii) the date of receipt of the Company of the next round of debt or equity financing in an amount of at least $1,000,000
Proceeds from Notes Payable		$ 200,000				$ 200,000
Debt, Default Interest Rate		18.00%
Short-Term Debt, Interest Rate Increase						18.00%
Note Dated February 14, 2022 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Proceeds from Notes Payable								$ 148,750
Debt, Default Interest Rate								18.00%
Debt Instrument, Term								6 months
Note Dated February 14, 2022 [Member] | Warrants at $0.50 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)								367,500
Warrants and Rights Outstanding, Term								5 years
Note Dated February 14, 2022 [Member] | Warrants at $0.75 [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Class of Warrant or Rights, Granted (in Shares)								367,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)								$ 0.75
Warrants and Rights Outstanding, Term								5 years